UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA WORLD GROWTH FUND
FEBRUARY 29, 2012

                                                                      (Form N-Q)

48475-0412                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
February 29, 2012 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMON STOCKS (97.5%)

             CONSUMER DISCRETIONARY (14.5%)
             ------------------------------
             ADVERTISING (2.7%)
   178,240   Omnicom Group, Inc.                                           $    8,812
   663,177   WPP plc(a)                                                         8,490
                                                                           ----------
                                                                               17,302
                                                                           ----------
             APPAREL RETAIL (1.0%)
    73,010   Hennes & Mauritz AB "B"(a)                                         2,622
   134,270   Urban Outfitters, Inc.*                                            3,812
                                                                           ----------
                                                                                6,434
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (3.5%)
   110,682   Burberry Group plc(a)                                              2,481
   118,928   Compagnie Financiere Richemont S.A.(a)                             7,288
    75,044   LVMH Moet Hennessy - Louis Vuitton S.A.(a)                        12,608
                                                                           ----------
                                                                               22,377
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.2%)
    34,600   Delphi Automotive plc *                                            1,107
                                                                           ----------
             CASINOS & GAMING (0.5%)
    90,101   Ladbrokes plc(a)                                                     215
   822,107   William Hill plc(a)                                                2,933
                                                                           ----------
                                                                                3,148
                                                                           ----------
             FOOTWEAR (0.6%)
    38,670   NIKE, Inc. "B"                                                     4,173
                                                                           ----------
             GENERAL MERCHANDISE STORES (1.2%)
   136,270   Target Corp.                                                       7,725
                                                                           ----------
             MOTORCYCLE MANUFACTURERS (0.2%)
    36,080   Harley-Davidson, Inc.                                              1,680
                                                                           ----------
             MOVIES & ENTERTAINMENT (3.0%)
    51,350   Viacom, Inc. "B"                                                   2,445
   398,460   Walt Disney Co.                                                   16,732
                                                                           ----------
                                                                               19,177
                                                                           ----------
             RESTAURANTS (1.1%)
   726,790   Compass Group plc(a)                                               7,286
                                                                           ----------
             SPECIALTY STORES (0.5%)
   146,170   Sally Beauty Holdings, Inc.*                                       3,479
                                                                           ----------
             Total Consumer Discretionary                                      93,888
                                                                           ----------
             CONSUMER STAPLES (20.0%)
             ------------------------
             BREWERS (2.9%)
    42,918   Carlsberg A.S.(a)                                                  3,364
   293,728   Heineken N.V.(a)                                                  15,488
                                                                           ----------
                                                                               18,852
                                                                           ----------

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1  | USAA World Growth Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             DISTILLERS & VINTNERS (3.5%)
   622,187   Diageo plc(a)                                                 $   14,862
    76,519   Pernod Ricard S.A.(a)                                              7,908
                                                                           ----------
                                                                               22,770
                                                                           ----------
             DRUG RETAIL (1.3%)
   247,590   Walgreen Co.                                                       8,210
                                                                           ----------
             FOOD RETAIL (0.8%)
    28,700   Lawson, Inc.(a)                                                    1,689
   655,543   Tesco plc(a)                                                       3,297
                                                                           ----------
                                                                                4,986
                                                                           ----------
             HOUSEHOLD PRODUCTS (4.7%)
    91,300   Colgate-Palmolive Co.                                              8,508
    95,545   Procter & Gamble Co.                                               6,451
   282,957   Reckitt Benckiser Group plc(a)                                    15,665
                                                                           ----------
                                                                               30,624
                                                                           ----------
             PACKAGED FOODS & MEAT (5.7%)
   178,793   DANONE S.A.(a)                                                    12,102
    70,107   J.M. Smucker Co.                                                   5,280
   324,267   Nestle S.A.(a)                                                    19,816
                                                                           ----------
                                                                               37,198
                                                                           ----------
             PERSONAL PRODUCTS (0.4%)
    39,264   Beiersdorf AG(a)                                                   2,457
                                                                           ----------
             SOFT DRINKS (0.7%)
   112,760   Dr. Pepper Snapple Group, Inc.                                     4,290
                                                                           ----------
             Total Consumer Staples                                           129,387
                                                                           ----------
             ENERGY (3.1%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
    63,744   Royal Dutch Shell plc "A"(a)                                       2,326
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (1.8%)
    83,020   National-Oilwell Varco, Inc.                                       6,852
    63,250   Schlumberger Ltd.                                                  4,909
                                                                           ----------
                                                                               11,761
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
       811   INPEX Holdings, Inc.(a)                                            5,726
                                                                           ----------
             Total Energy                                                      19,813
                                                                           ----------
             FINANCIALS (12.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.9%)
   416,671   Bank of New York Mellon Corp.                                      9,212
   139,265   Julius Baer Group Ltd.*(a)                                         5,454
   253,680   State Street Corp.                                                10,713
                                                                           ----------
                                                                               25,379
                                                                           ----------
             CONSUMER FINANCE (1.3%)
   120,500   Aeon Credit Service Co. Ltd.(a)                                    1,742
   119,380   American Express Co.                                               6,314
                                                                           ----------
                                                                                8,056
                                                                           ----------
             DIVERSIFIED BANKS (3.5%)
   330,270   Banco Santander Brasil S.A. ADR                                    3,527
    11,380   Credicorp Ltd.                                                     1,398
   128,745   Erste Bank der Oesterreichischen Sparkassen AG(a)                  3,217
    77,630   ICICI Bank Ltd. ADR                                                2,818
    17,639   Komercni Banka A.S.(a)                                             3,455

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                                                   Portfolio of Investments |  2

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   329,699   Standard Chartered plc(a)                                     $    8,471
                                                                           ----------
                                                                               22,886
                                                                           ----------
             DIVERSIFIED CAPITAL MARKETS (0.9%)
   418,978   UBS AG*(a)                                                         5,854
                                                                           ----------
             INVESTMENT BANKING & BROKERAGE (1.0%)
    57,300   Goldman Sachs Group, Inc.                                          6,598
                                                                           ----------
             MULTI-LINE INSURANCE (0.6%)
   223,944   AXA S.A.(a)                                                        3,600
                                                                           ----------
             REINSURANCE (0.7%)
    76,668   Swiss Re Ltd.*(a)                                                  4,547
                                                                           ----------
             SPECIALIZED FINANCE (0.7%)
    69,271   Deutsche Boerse AG(a)                                              4,593
                                                                           ----------
             Total Financials                                                  81,513
                                                                           ----------
             HEALTH CARE (11.6%)
             -------------------
             HEALTH CARE EQUIPMENT (3.5%)
   251,960   Medtronic, Inc.                                                    9,604
    30,576   Sonova Holding AG*(a)                                              3,412
   229,840   St. Jude Medical, Inc.                                             9,681
                                                                           ----------
                                                                               22,697
                                                                           ----------
             HEALTH CARE SUPPLIES (0.8%)
   137,960   DENTSPLY International, Inc.                                       5,336
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (2.9%)
   202,060   Thermo Fisher Scientific, Inc.*                                   11,441
    78,930   Waters Corp.*                                                      7,072
                                                                           ----------
                                                                               18,513
                                                                           ----------
             PHARMACEUTICALS (4.4%)
   157,537   Bayer AG(a)                                                       11,640
    68,280   Johnson & Johnson                                                  4,444
    71,138   Merck KGaA(a)                                                      7,353
    27,020   Roche Holding AG(a)                                                4,701
                                                                           ----------
                                                                               28,138
                                                                           ----------
             Total Health Care                                                 74,684
                                                                           ----------
             INDUSTRIALS (12.8%)
             -------------------
             AEROSPACE & DEFENSE (3.4%)
   213,800   Honeywell International, Inc.                                     12,736
   111,370   United Technologies Corp.                                          9,341
                                                                           ----------
                                                                               22,077
                                                                           ----------
             AIR FREIGHT & LOGISTICS (1.6%)
   136,250   United Parcel Service, Inc. "B"                                   10,476
                                                                           ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.1%)
   232,297   Legrand S.A.(a)                                                    8,434
    20,170   Rockwell Automation, Inc.                                          1,613
   144,152   Schneider Electric S.A.(a)                                         9,799
                                                                           ----------
                                                                               19,846
                                                                           ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
    45,740   Adecco S.A.*(a)                                                    2,288
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (2.0%)
   128,370   3M Co.                                                            11,245
   114,324   Smiths Group plc(a)                                                1,979
                                                                           ----------
                                                                               13,224
                                                                           ----------

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3  | USAA World Growth Fund

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             MARINE (0.3%)
    13,650   Kuehne & Nagel International AG(a)                            $    1,795
                                                                           ----------
             RAILROADS (1.6%)
   131,026   Canadian National Railway Co.                                     10,088
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
    23,975   Brenntag AG(a)                                                     2,793
                                                                           ----------
             Total Industrials                                                 82,587
                                                                           ----------
             INFORMATION TECHNOLOGY (12.7%)
             ------------------------------
             APPLICATION SOFTWARE (1.4%)
   119,660   Autodesk, Inc.*                                                    4,529
    56,271   Dassault Systemes S.A. ADR(a)                                      4,675
                                                                           ----------
                                                                                9,204
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (1.0%)
   341,260   Cisco Systems, Inc.                                                6,784
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.8%)
    97,720   Visa, Inc. "A"                                                    11,372
                                                                           ----------
             ELECTRONIC COMPONENTS (1.8%)
   104,610   Amphenol Corp. "A"                                                 5,854
   237,900   HOYA Corp.(a)                                                      5,526
                                                                           ----------
                                                                               11,380
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (1.8%)
   198,840   Accenture plc "A"                                                 11,839
                                                                           ----------
             OFFICE ELECTRONICS (1.0%)
   143,200   Canon, Inc.(a)                                                     6,487
                                                                           ----------
             SEMICONDUCTORS (1.9%)
    85,940   Microchip Technology, Inc.                                         3,100
     8,539   Samsung Electronics Co. Ltd.(a)                                    9,167
                                                                           ----------
                                                                               12,267
                                                                           ----------
             SYSTEMS SOFTWARE (2.0%)
   438,550   Oracle Corp.                                                      12,836
                                                                           ----------
             Total Information Technology                                      82,169
                                                                           ----------

             MATERIALS (9.8%)
             ----------------
             DIVERSIFIED CHEMICALS (1.5%)
   170,039   AkzoNobel N.V.(a)                                                  9,626
                                                                           ----------
             INDUSTRIAL GASES (4.9%)
    45,651   Air Liquide S.A.(a)                                                5,931
   122,611   Linde AG(a)                                                       20,366
    52,470   Praxair, Inc.                                                      5,719
                                                                           ----------
                                                                               32,016
                                                                           ----------
             PAPER PRODUCTS (1.1%)
   391,069   Svenska Cellulosa AB "B"(a)                                        6,986
                                                                           ----------
             SPECIALTY CHEMICALS (2.3%)
    32,980   International Flavors & Fragrances, Inc.                           1,881
    64,940   Sherwin-Williams Co.                                               6,698
   114,500   Shin-Etsu Chemical Co. Ltd.(a)                                     6,144
                                                                           ----------
                                                                               14,723
                                                                           ----------
             Total Materials                                                   63,351
                                                                           ----------

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                                                   Portfolio of Investments |  4

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
                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
    44,387   Red Electrica de Espana(a)                                    $    2,242
                                                                           ----------
             Total Utilities                                                    2,242
                                                                           ----------
             Total Common Stocks (cost: $506,681)                             629,634
                                                                           ----------

             MONEY MARKET INSTRUMENTS (2.3%)

             MONEY MARKET FUNDS (2.3%)
14,639,579   State Street Institutional Liquid Reserve Fund, 0.22% (b)
               (cost: $14,640)                                                 14,640
                                                                           ----------

             TOTAL INVESTMENTS (COST: $521,321)                            $  644,274
                                                                           ==========

($ in 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     308,736     $   320,898     $         --     $  629,634
Money Market Instruments:
  Money Market Funds                                 14,640              --               --         14,640
-----------------------------------------------------------------------------------------------------------
TOTAL                                         $     323,376     $   320,898     $         --     $  644,274
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through February 29, 2012, common stocks with a fair value of $326,357,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA World Growth Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: World Growth Fund Shares (Fund Shares) and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's

================================================================================

6  | USAA World Growth Fund

================================================================================

subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

7  | USAA World Growth Fund

================================================================================

indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of February 29, 2012.

E. NEW ACCOUNTING PRONOUNCEMENTS - FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

F. As of February 29, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2012, were $149,987,000 and $27,034,000, respectively, resulting in net unrealized appreciation of $122,953,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $645,888,000 at February 29, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 52.6% of net assets at February 29, 2012.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security was fair valued at February 29, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at February 29, 2012.

*       Non-income-producing security.

================================================================================

9  | USAA World Growth Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2012

By:*     /S/ ADYM RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym Rygmyr, Secretary

Date:      04/24/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      04/25/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      04/25/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.